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                              New England Life Logo



                                             Michele H. Abate
                                             Assistant General Counsel
                                             New England Life Insurance Company
                                             501 Boylston Street
                                             Boston, MA 02116-3700



May 3, 2006

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:      New England Life Insurance Company and
         New England Variable Annuity Separate Account
         American Growth Series
         File No. 033-85442
         Rule 497(j) Certification

Commissioners:

         On behalf of New England Life Insurance Company (the "Company") and
New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") each dated May 1, 2006 and the two Supplements, each dated May 1, 2006 to the Prospectuses dated May 1, 2000(as annually supplemented) being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, SAI and Supplements to the Prospectus contained in Post-Effective Amendment No. 19 for the Account filed electronically with the Commission on April 26, 2006.

         If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Assistant General Counsel